FIRST METLIFE INVESTORS INSURANCE COMPANY
                FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        Supplement dated October 9, 2001


     This supplement should be attached to your copy of the prospectus for the variable annuity contracts.

1. Effective immediately, you may invest in the following additional investment portfolios:

MET INVESTORS SERIES TRUST (Class B)

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated International Portfolio

METROPOLITAN SERIES FUND, INC. (Class B)

MetLife Stock Index Portfolio

2. The following is added to the "Investment Portfolio Expenses" table contained in the fee table in the prospectus:




                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
Met Investors Series Trust (Class B) (1)

Met/AIM Mid Cap Equity Portfolio                          0.0%           .25%              .90%            1.15%
Met/AIM Small Cap Growth Portfolio                        0.0%           .25%             1.05%            1.30%
State Street Research Concentrated
         International Portfolio                          0.0%           .25%             1.10%            1.35%

Metropolitan Series Fund, Inc. (Class B)


MetLife Stock Index Portfolio                             .25%           .25%              .03%             .53%

------------------------

(1) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001 with respect to all Portfolios except the Met/AIM Mid Cap Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio for which the date of commencement of operations is October 9, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: 1.15% for the Met/AIM Mid Cap Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio and 1.35% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 3.34% for the Met/AIM Mid Cap Equity Portfolio, 3.49% for the Met/AIM Small Cap Growth Portfolio and 3.54% for the State Street Research Concentrated International Portfolio.

Management fees before waivers are .75% for the Met/AIM Mid Cap Equity Portfolio, .90% for the Met/AIM Small Cap Growth Portfolio, .85% for the State Street Research Concentrated International Portfolio and .40% for the PIMCO Money Market Portfolio.

3.  The following "Examples" are added to the prospectus:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
MET INVESTORS SERIES TRUST (CLASS B)
Met/AIM Mid Cap Equity Portfolio                          (a)$96.80     (a)$127.16        (a)$166.95  (a)$295.90
                                                          (b)$26.80     (b)$ 82.16        (b)$139.95  (b)$295.90
Met/AIM Small Cap Growth Portfolio                        (a)$98.30     (a)$131.62        (a)$174.35  (a)$310.37

                                                                                                                  2
                                                          (b)$28.30     (b)$ 86.62        (b)$147.35  (b)$310.37
State Street Research Concentrated
         International Portfolio                          (a)$98.79     (a)$133.11        (a)$176.80  (a)$315.14
                                                          (b)$28.79     (b)$ 88.11        (b)$149.80  (b)$315.14

METROPOLITAN SERIES FUND, INC. (CLASS B)
MetLife Stock Index Portfolio                             (a)$90.59     (a)$108.48        (a)$135.77  (a)$233.51
                                                          (b)$20.59     (b)$ 63.48        (b)$108.77  (b)$233.51



4. The following information is added to Section 3 - Investment Options in the prospectus:

MET INVESTORS SERIES TRUST (CLASS B)
The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio
Met/AIM Small Cap Growth Portfolio
State Street Research Concentrated
         International Portfolio

Metropolitan Series Fund, Inc. (Class B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

5.  The following Appendix is added to the prospectus:

                         CONDENSED FINANCIAL INFORMATION

The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of June 30, 2001. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                     Period Ended
                                                      6/30/01
-------------------------------------------------------------------------

                                                                                                                  3
MET INVESTORS SERIES TRUST (CLASS B):

Janus Aggressive Growth Sub-Account
     Beginning of Period   5/01/2001                   $8.912063
     End of Period                                      8.255304
     Number of Accum. Units Outstanding                11.2207

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period   5/01/2001                   $14.132837
     End of Period                                      13.876885
     Number of Accum. Units Outstanding                7.0758

Lord Abbett Growth and Income Sub-Account
     Beginning of Period    5/01/2001                  $43.020130
     End of Period                                      42.454499
     Number of Accum. Units Outstanding                2.3245

MFS Research International Sub-Account
     Beginning of Period     5/01/2001                 $9.610316
     End of Period                                      9.101169
     Number of Accum. Units Outstanding                10.4055

MFS Mid Cap Growth Sub-Account
     Beginning of Period     5/01/2001                 $9.809616
     End of Period                                      9.449208
     Number of Accum. Units Outstanding                10.1941

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period   5/01/2001                   $9.660076
     End of Period                                      9.300021
     Number of Accum. Units Outstanding                10.3519

PIMCO Innovation Sub-Account
     Beginning of Period   5/01/2001                   $8.224438
     End of Period                                      7.549292
     Number of Accum. Units Outstanding                 12.1589

PIMCO Total Return Sub-Account
     Beginning of Period     5/01/2001                 $10.009015
     End of Period                                      10.056024
     Number of Accum. Units Outstanding                9.9910

PIMCO Money Market Sub-Account
     Beginning of Period   5/01/2001                   $10.065093
     End of Period                                      10.102288
     Number of Accum. Units Outstanding                9.9354

Met/Putnam Research Sub-Account
                                                                                                                  4
     Beginning of Period  5/01/2001                    $9.231404
     End of Period                                      8.951900
     Number of Accum. Units Outstanding                10.8326

NEW ENGLAND ZENITH FUND:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period    5/01/2001                  $10.959025
     End of Period                                      10.684531
     Number of Accum. Units Outstanding                9.1249

Harris Oakmark Mid-Cap Value Sub-Account (Class B)
     Beginning of Period    5/01/2001                  $10.720066
     End of Period                                      11.349623
     Number of Accum. Units Outstanding                9.3283


6. "Appendix B - Performance Information" is deleted in its entirety from the prospectus. All performance information is now contained in the Statement of Additional Information.

7.  The  following  is  added  to  the  "Appendix  -  Participating   Investment
Portfolios" in the prospectus:

MET INVESTORS SERIES TRUST (Class B):

The following additional Class B portfolios are available under the contract:

Met/AIM Mid Cap Equity Portfolio

Investment Objective: The Met/AIM Mid Cap Equity Portfolio seeks long-term growth of capital.

Met/AIM Small Cap Growth Portfolio

Investment Objective: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

State Street Research Concentrated International Portfolio

Investment Objective: The State Street Research Concentrated International Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC. (Class B):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors and MetLife Investors USA, is the investment adviser to the portfolios. Metropolitan Life Insurance Company is the sub-investment manager for the MetLife Stock Index Portfolio. The following Class B portfolio is available under the contract:

MetLife Stock Index Portfolio

Investment Objective: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

8. The following replaces the section in the prospectus entitled "Investment Options - Dollar Cost Averaging Program."

Dollar Cost Averaging Programs

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:


1.   Standard Dollar Cost Averaging (DCA)

     This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

THE ENHANCED DOLLAR COST AVERAGING PROGRAM AND THE THREE MONTH MARKET ENTRY PROGRAM DESCRIBED BELOW ARE NOT CURRENTLY AVAILABLE. PLEASE CONTACT YOUR BROKER REGARDING FUTURE AVAILABILITY.

2.   Enhanced Dollar Cost Averaging Program (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by the number of DCA months. For example, a $12,000 allocation to a 6-month DCA will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

     You can make subsequent purchase payments while you have an active EDCA Account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 to $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the 3%, plus any additional interest which we may declare from time to time.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the PIMCO Money Market Portfolio, unless you specify otherwise.


Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

9.  The following Appendix is added to the Prospectus.

APPENDIX  C
EDCA  Examples  with  Multiple  Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                                    ------Account Values------

                                                                                                                  8
    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      12000                       2000                   10000               10000
    2                                                  2000                    8095                8095
    3                                                  2000                    6172                6172
    4                       6000                       3000                    9230                3230                  6000
    5                                                  3000                    6309                 261                  6048
    6                                                  3000                    3359                   0                  3359
    7                                                  3000                     386                   0                   386
    8                                                   389                       0                   0                     0
    9                                                     0                       0                   0                     0
    10                                                    0                       0                   0                     0
    11                                                    0                       0                   0                     0
    12                                                    0                       0                   0                     0
    13                                                    0                       0                   0                     0
    14                                                    0                       0                   0                     0
    15                                                    0                       0                   0                     0



12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                                    ------Account Values------

    Beg of           Amount Allocated               Actual EDCA              EDCA               1st Payment          2nd Payment
     Month                to EDCA                    Transfer            Account Value            Bucket               Bucket
     -----                -------                    --------            -------------            ------               ------

    1                      24000                       2000                   22000               22000
    2                                                  2000                   20209               20209
    3                                                  2000                   18401               18401
    4                                                  2000                   16575               16575
    5                                                  2000                   14732               14732
    6                      12000                       3000                   23872               11872                 12000
    7                                                  3000                   21801                8985                 12096
    8                                                  3000                   18262                6070                 12192
    9                                                  3000                   15417                3128                 12289
    10                                                 3000                   12545                 157                 12387
    11                                                 3000                    9645                   0                  9645
    12                                                 3000                    6722                   0                  6722
    13                                                 3000                    3776                   0                  3776
    14                                                 3000                     806                   0                   806
    15                                                  812                       0                   0                     0
